LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule Of Future Minimum Lease Payments
The future minimum lease payments under the Company's leases as at December 31, 2024 were as follows:

(in thousands of $)
2025	1,171
2026	451
Total minimum lease payments	1,622
Less: Imputed interest	(18)
Present value of obligations under leases	1,604

The future minimum lease payments under the Company's leases as at December 31, 2023 were as follows:

(in thousands of $)
2024	1,154
2025	1,450
Total minimum lease payments	2,604
Less: Imputed interest	(70)
Present value of obligations under leases	2,534

Schedule Of Minimum Future Revenue Receivable Under Fixed Rate Contracts
The minimum future revenues to be received under these contracts as of December 31, 2024 were as follows:

(in thousands of $)
2025	60,562
2026	30,975
2027	11,348
Total minimum lease payments	102,885

The minimum future revenues to be received under these contracts as of December 31, 2023 were as follows:

(in thousands of $)
2024	58,194
2025	30,895
Total minimum lease payments	89,089